Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Current Assets
Schedule of components of other current assets

	March 31,	December 31,
	2023	2022
Inventory	$4,550	$4,550
Receivable from investment platform vendor	1,796	157,598
Advance paid to vendor for supply development contract	250,000	250,000
Other prepaid expenses	230,888	375,856
Deferred stock issuance costs	68,252	—
Other current assets	$555,486	$788,004

	2022	2021
Inventory	$4,550	$—
Receivable from investment platform vendor	157,598	418,503
Advance paid to vendor for supply development contract	250,000	250,000
Other prepaid expenses	375,856	309,407
Other current assets	$788,004	$977,910